Shareholder Fees - FidelityTotalBondFund-RetailPRO	Oct. 30, 2024 USD ($)
FidelityTotalBondFund-RetailPRO | Fidelity Total Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none